Total Capital and Net Income Per Common Unit - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Oct. 01, 2019	Sep. 25, 2017
Limited Partners' Capital Account [Line Items]
Units issued, price per unit (USD per unit)			$ 2.50
Public
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	26.90%
Brookfield
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	73.10%
Brookfield | General Partner
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	100.00%
Unaffiliated Ownership
Limited Partners' Capital Account [Line Items]
Unaffiliated unit ownership percentage	1.30%
Partnership Acquisition
Limited Partners' Capital Account [Line Items]
Units issued, price per unit (USD per unit)		$ 1.55
Common Class B | Brookfield
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	100.00%
Common Units | The Partnership
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	98.70%